Events (Unaudited) Subsequent to The Date of The Independent Auditor's Report	12 Months Ended
Dec. 31, 2020
Events Unaudited Subsequent To The Date Of The Independent Auditors Report [Abstract]
EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR'S REPORT

NOTE 12. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

SEC Settlement

On July 13, 2021, the SEC announced charges against the Company, Momentus, and Momentus’s founder and former CEO, Mikhail Kokorich, for misleading claims about Momentus’s technology and about the U.S. government’s national security concerns about Mr. Kokorich. The SEC’s settled order finds that Momentus and Mr. Kokorich knowingly or recklessly made misrepresentations of material fact and misleading omissions in violation of antifraud provisions of U.S. federal securities laws, and that the Company negligently made misrepresentations of material fact and misleading omissions in violation of antifraud provisions of U.S. federal securities laws, as well as related reporting and proxy solicitation provisions. The SEC also announced charges against the Sponsor and Brian Kabot, finding that Mr. Kabot negligently violated provisions of U.S. federal securities laws related to proxy solicitations and that Mr. Kabot and the Sponsor caused the Company’s violation of negligence-based antifraud provisions of the federal securities laws.

Without admitting or denying the SEC’s findings, Momentus, the Company, Mr. Kabot, and the Sponsor consented to an order requiring them to cease and desist from future violations. Momentus will pay a civil penalty of $7.0 million, the Company will pay a civil penalty of $1.0 million, and Mr. Kabot will pay a civil penalty of $40,000. Momentus and the Company have also agreed to provide PIPE investors with the right to terminate their Subscription Agreements prior to the stockholder vote to approve the Proposed Transaction; the Sponsor has agreed to relinquish 250,000 founders’ shares it would otherwise have received upon consummation of the Proposed Transaction; and Momentus has agreed to undertakings requiring enhancements to its disclosure controls, including the creation of an independent board committee and retention of an internal compliance consultant for a period of two years.

Stockholder Lawsuit

On July 15, 2021, a purported stockholder of the Company filed a putative class action complaint against the Company, the Sponsor, Brian Kabot, James Norris, Momentus, and Mikhail Kokorich in the United States District Court for the Central District of California, in a case captioned Jensen v. Stable Road Acquisition Corp., et al., No. 2:21-cv-05744. The complaint alleges that the defendants omitted certain material information in their public statements and disclosures regarding the Proposed Transaction, in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased the Company’s stock between October 7, 2020 and July 13, 2021.